Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Accounts receivable	20,371,901	35,022,469	31,050,630	7,655,481
Less: allowance for expected credit losses	(281,479)	(982,000)	—	—
Total accounts receivable, net	20,090,422	34,040,469	31,050,630	7,655,481

The movements in the allowance for expected credit losses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Beginning of the financial year	—	281,479	982,000	242,110
Additional/(Reversal)	281,479	700,521	(982,000)	(242,110)
End of the financial year	281,479	982,000	—	—

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 30 days	4,094,700	4,577,123	31,050,630	7,655,481
Between 31 and 60 days	6,750,000	12,291,475	—	—
Between 61 and 90 days	6,750,000	8,330,550	—	—
Between 91 and 120 days	1,603,950	1,500,000	—	—
Between 121 and 150 days	1,157,351	1,590,000	—	—
Between 151 and 300 days	15,900	6,733,321	—	—
More than 300 days	—	—	—	—
Total accounts receivable	20,371,901	35,022,469	31,050,630	7,655,481
Less: allowance for expected credit losses	(281,479)	(982,000)	—	—
Total accounts receivable, net	20,090,422	34,040,469	31,050,630	7,655,481

All accounts receivable balances for all financial years were fully settled subsequent to year-end, and therefore no additional expected credit losses were required to be provided in respective financial years.